Financial Instruments (Tables)	3 Months Ended
Jul. 31, 2026
Investments [Abstract]
Schedule Equity and Other Investments
The following table summarizes the Company’s equity and other investments at April 24, 2026 and April 25, 2025, which are classified as other assets in the consolidated balance sheets:

(in millions)	April 24, 2026	April 25, 2025
Investments without readily determinable fair values	$73	$73
Equity method investments	2	2
Total equity investments	$75	$75
The table below includes activities related to the Company’s portfolio of equity and other investments:

	Fiscal Year
(in millions)	2026	2025	2024
Proceeds from sales	$—	$—	$11
Impairment losses recognized	$1	$1	$1
The following table summarizes the Company’s equity and other investments at July 31, 2026 and April 24, 2026, which are classified as other assets in the consolidated balance sheets:

(in millions)	July 31, 2026	April 24, 2026
Investments without readily determinable fair values	$73	$73
Equity method investments	2	2
Total equity investments	$75	$75